BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 8,026	$ 4,096
Short term deposit		0	6,085
Restricted cash		10	10
Prepaid clinical trial expenses and deferred clinical trial costs		1,514	1,728
Prepaid expenses and other current assets		249	365
Total current assets		9,799	12,284
Non-current assets
Operating lease right of use asset		93
Property and equipment, net		38	44
Total long-term assets		131	44
Total assets		9,930	12,328
Current liabilities:
Trade payables		221	209
Employees and related liabilities		465	499
Operating lease liability		56
Accrued expenses		1,668	356
Total current liabilities		2,410	1,064
Non-current liabilities:
Operating lease liability		30
Provision for unrecognized tax positions		251	243
Total non-current liabilities		281	243
Total liabilities		2,691	1,307
Commitments
Shareholders’ Equity:
Ordinary shares, NIS 0.3 par value; Authorized: 5,000,000 and 2,666,667 shares as of December 31, 2023, and 2022, respectively; Issued and outstanding: 1,728,347 and 1,081,755 shares as of December 31, 2023, and 2022, respectively (*)	[1]	147	94
Additional paid-in capital		48,955	43,446
Accumulated deficit		(41,863)	(32,519)
Total shareholders’ equity		7,239	11,021
Total liabilities and shareholders’ equity		$ 9,930	$ 12,328

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 1c)